Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Assets and Liabilities

The assets and liabilities to date are as follows:

Assets and liabilities to fair value	Note

Current assets and others non-current assets		Ps.	2,885,952
Property, plant and equipment, net	10		1,957,784
Intangible assets	13		1,394,424
Current liabilities and non-current liabilities			(1,630,260)
Deferred income tax			(813,661)
Total identifiable assets acquired, and liabilities assumed			3,794,239
Goodwill	12		1,250,132
Total assets acquired, net		Ps.	5,044,371

Schedule of Net Cash Outflow Arising on Acquisition	The total cash paid in pesos for the Jafra Acquisition was Ps.5,044,371.
Net cash outflow arising on acquisition:

Cash out	Ps.	5,044,371
Less cash and cash equivalent balances acquired from Jafra		(345,908)
Net cash used (investing activities)	Ps.	4,698,463